BUSINESS ACQUISITIONS	12 Months Ended
Jun. 27, 2020
BUSINESS ACQUISITIONS
Note 9. BUSINESS ACQUISITIONS

A summary of business acquisitions completed during the years ended June 27, 2020 and June 29, 2019 is as follows:

	2019 Acquisitions							2020 Acquisitions
	LVMC, LLC	Monarch	Viktoriya’s Medical Supplies LLC	Future Transactions Holdings LLC	Kannaboost Technology Inc. and CSI Solutions LLC	PHSL, LLC	2019 TOTAL	MattnJeremy, Inc.	MME Evanston Retail, LLC	2020 TOTAL

Closing Date:	October 9, 2018	December 3, 2018	January 15, 2019	February 4, 2019	February 13, 2019	March 29, 2019		September 3, 2019	December 2, 2019

Total Consideration

Cash	$10,075,000	$6,986,541	$3,800,000	$3,050,000	$2,000,000	$750,000	$26,661,541	$1,000,000	$-	$1,000,000
Note Payable	-	-	6,500,000	3,000,000	15,000,000	2,250,000	26,750,000	-	-	-
Relief of Credit	-	-	-	-	-	-	-	-	6,930,557	6,930,557
Stock Issued:
Subordinate Voting Shares	-	13,337,471	-	6,895,270	14,169,438	-	34,402,179	-	-	-
Present Value of Deferred Payments	-	-	-	-	-	-	-	1,875,000	-	1,875,000
Contingent Consideration	-	774,000	-	-	-	-	774,000	9,833,000	-	9,833,000

Total Consideration	$10,075,000	$21,098,012	$10,300,000	$12,945,270	$31,169,438	$3,000,000	$88,587,720	$12,708,000	$6,930,557	$19,638,577

Number of Shares Issued:
Subordinate Voting Shares	-	4,019,065	-	2,117,238	4,739,626	-	10,875,929	5,112,263	-	5,112,263

Preliminary Accounting Estimate of Net Assets Acquired

Current Assets	$-	$1,670,296	$200,000	$88,142	$1,857,589	$114,645	$3,930,672	$405,000	$537,771	$942,771
Fixed Assets	-	162,560	-	436,499	3,220,955	-	3,820,014	-	430,621	430,621
Non-Current Assets	-	-	3,328	-	-	-	3,328	-	-	-
Liabilities Assumed	-	(647,800)	-	(24,481)	-	(67,989)	(740,270)	-	-	-
Deferred Tax Liabilities	(1,028,307)	(1,229,995)	(1,539,744)	(1,444,940)	(6,059,814)	(474,158)	(11,776,958)	(1,844,465)	(1,583,745)	(3,428,210)
Intangible Assets:										-
Customer Relationships	770,000	1,820,000	1,650,000	1,550,000	3,390,000	659,000	9,839,000	830,000	300,000	1,130,000
Dispensary License	4,889,000	2,410,000	3,510,000	2,530,000	13,900,000	930,000	28,169,000	5,100,000	4,500,000	9,600,000

Total Intangible Assets	5,659,000	4,230,000	5,160,000	4,080,000	17,290,000	1,589,000	38,008,000	5,930,000	4,800,000	10,730,000

Total Identifiable Net Assets	4,630,693	4,185,061	3,823,584	3,135,220	16,308,730	1,161,498	33,244,786	4,490,535	4,184,647	8,675,182

Goodwill (1)	5,444,307	16,912,951	6,476,416	9,810,050	14,860,708	1,838,502	55,342,934	8,217,465	2,745,910	10,963,375

Total Preliminary Accounting Estimate of Net Assets Acquired	$10,075,000	$21,098,012	$10,300,000	$12,945,270	$31,169,438	$3,000,000	$88,587,720	$12,708,000	$6,930,557	$19,638,577

Acquisition Costs Expensed (3)	$650,000	$1,147,320	$528,888	$252,492	$-	$-	$2,578,700	$421,497	$-	$421,497
Net Income (Loss)	$(2,108,596)	$(1,369,842)	$(1,462,801)	$(455,441)	$(1,143,117)	$91,646	$(6,448,151)	$(11,293,305)	$870,289	$(10,423,016)
Revenues	$1,914,479	$3,905,002	$2,960,376	$1,665,602	$6,139,233	$331,535	$16,916,227	$3,199,684	$6,283,249	$9,482,933
Pro Forma Net Income (Loss) (2)	$(140,000)	$(219,000)	$(755,000)	$(250,000)	$2,511,000	$(235,000)	$912,000	$10,000	$(132,726)	$(122,726)
Pro Forma Revenues (2)	$-	$5,770,000	$5,334,000	$1,664,000	$11,044,000	$1,232,000	$25,044,000	$50,000	$4,488,035	$4,538,035

______________

(1) Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally speaking, goodwill related to dispensaries acquired within a state adds to the footprint of the MedMen dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provide for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.

(2) If the acquisition had been completed on July 1, 2018 or July 1, 2019 for the 2019 Acquisitions and 2020 Acquisitions, respectively, the Company estimates it would have recorded increases in revenues and net income (loss) shown in the pro forma amounts above.

(3) Acquisition costs include amounts paid in cash and equity. Of the acquisition costs paid in equity during 2019, the Company issued 159,435 Subordinate Voting Shares valued at the trading price of the Subordinate Voting Shares upon grant ($515,500) and 169,487 MedMen Corp Redeemable Shares valued at the trading price of the Subordinate Voting Shares upon grant ($597,320). Of the acquisition costs paid in equity during 2020, the Company issued 214,716 Subordinate Voting Shares valued at the trading price of the Subordinate Voting Shares upon grant ($421,497).

The purchase price allocations for the acquisitions, as set forth in the table above, reflect various preliminary fair value estimates and analyses that are subject to change within the measurement period as valuations are finalized. The primary areas of the preliminary purchase price allocations that are not yet finalized relate to the fair values of certain tangible assets, the valuation of intangible assets acquired and residual goodwill. The Company expects to continue to obtain information to assist in determining the fair value of the net assets acquired at the acquisition date during the measurement period. Measurement period adjustments that the Company determines to be material will be applied retrospectively to the period of acquisition in the Company’s consolidated financial statements and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could be affected. All the acquisitions noted below were accounted for in accordance with ASC 805, “Business Combinations”

Business acquisitions completed during the year ended June 27, 2020 is as follows:

MattnJeremy, Inc., d/b/a One Love Beach Club

On September 3, 2019, the Company completed the acquisition of MattnJeremy, Inc., d/b/a One Love Beach Club (“One Love”), a licensed medical and recreational cannabis dispensary located in Long Beach, California. The Company acquired all of the issued and outstanding shares of One Love for aggregate consideration of $12,708,000 which is comprised of $1,000,000 in cash at closing, $1,000,000 deferred payment to be paid six months after closing, $1,000,000 deferred payment to be paid one year after closing and the issuance of 5,112,263 Subordinate Voting Shares with an aggregate value of $9,833,000 at closing. Pursuant to a Lock-Up Agreement with the sellers, the shares cannot be sold or transferred for a period of one year from the closing date. As consideration for the lock up of the shares, the Company agreed to issue additional shares if the value of the shares decline prior to the expiration of the lock up period. The shares were valued at the present value of the $10,000,000 over a one year period. The deferred payments were present valued at $1,875,000, of which $958,500 remain as of June 27, 2020 and were included in other current liabilities in the Consolidated Balance Sheets. During the fiscal year ended June 27, 2020, the Company settled the first deferred payment of $1,000,000 by cash payment and by the issuance of 3,045,989 Subordinate Voting Shares valued at $748,658 based on the closing trading price on the issuance date. The Company recorded a loss on extinguishment of debt of $248,656. The loss was recorded as a component of other expense in the Consolidated Statement of Operations for the fiscal year ended June 27, 2020. In no case will the Company be required to pay additional consideration. However, if the working capital adjustment is negative, the Company will not be required to pay some deferred payments. There was no working capital adjustment based upon the closing inventory.

MME Evanston Retail, LLC

In connection with the termination of the PharmaCann Acquisition, on December 2, 2019, the Company received 100% of the membership interests in MME Evanston Retail, LLC (“Evanston”), which includes a retail location in Evanston, Illinois and related licenses, and a retail license in Greater Chicago, Illinois. The Company acquired all of the issued and outstanding shares of Evanston for aggregate consideration of $6,930,557. See “Note 10 - Termination of Previously Announced Acquisition” for further information.

Business acquisitions completed during the year ended June 29, 2019 is as follows:

LVMC, LLC, d/b/a Cannacopia

On October 9, 2018, the Company completed the acquisition of LVMC, LLC, d/b/a Cannacopia, a Nevada limited liability company (“LVMC”). The assets consist primarily of the state of Nevada issued dispensary license and customer relationships. The Company began retail operations at its current location in November 2018 with the intention of moving operations to real property purchased at 3035 Highland Drive, Las Vegas, Nevada 89109 and 3025 South Highland Drive, Las Vegas, Nevada 89109. The Company acquired all of the issued and outstanding shares of LVMC for aggregate consideration of $10,075,000 in cash.

Monarch

On December 3, 2018, the Company completed the acquisition of Monarch, a Scottsdale, Arizona-based licensed medical cannabis license holder with dispensary, cultivation and processing operations, from WhiteStar Solutions LLC (“WhiteStar”) through the acquisition of Omaha Management Services, LLC. In addition, the Company acquired from WhiteStar their exclusive co-manufacturing and licensing agreements with Kiva, Mirth Provisions and HUXTON for the state of Arizona. The Company acquired all of the issued and outstanding shares of Monarch for aggregate consideration of $21,098,012, composed of $6,986,541 in cash, the issuance of 4,019,065 Subordinate Voting Shares at the trading price of $3.32 per share on the acquisition date and an earn out payment. As part of the purchase price, the sellers are entitled up to $1,000,000, payable in Subordinate Voting Shares of the Company, if certain revenue targets are met within one year after the close of the acquisition. The Company determined the present value of the Company’s estimates of future outcomes of revenue targets being met (revenue targets ranged from $7,000,000 to $10,000,000) and the likelihood of the earn out being paid which was valued at $774,000. The contingent consideration no longer considered contingent and is a component of accounts payable and accrued liabilities in the Consolidated Balance Sheets.

Viktoriya’s Medical Supplies LLC, d/b/a Buddy’s Cannabis

On January 15, 2019, the Company completed the acquisition of Viktoriya’s Medical Supplies LLC (“VMS”), d/b/a Buddy’s Cannabis. VMS owns a microbusiness license to retail, distribute, cultivate and manufacture cannabis onsite in San Jose, California. The Company acquired all of the issued and outstanding shares of VMS for aggregate consideration of $10,300,000, which included $3,800,000 in cash and $6,500,000 in note payable.

Future Transactions Holdings LLC d/b/a Seven Point

On February 4, 2019, the Company completed the acquisition of Future Transactions Holdings LLC (“Future Transactions”), d/b/a Seven Point, a licensed medical cannabis dispensary located in Oak Park, Illinois. The Company acquired all of the issued and outstanding shares of Future Transactions for aggregate consideration of $12,945,270, which is comprised of $3,050,000 in cash, $3,000,000 in note payable, and 2,117,238 Subordinate Voting Shares at the trading price of $3.26 per share on the acquisition date.

Kannaboost Technology Inc. and CSI Solutions LLC

On February 13, 2019, the Company completed the acquisition of Kannaboost Technology Inc. and CSI Solutions LLC (collectively referred to as “Level Up”). Level Up holds licenses for two vertically-integrated operations in Arizona, which include retail locations in Scottsdale and Tempe, as well as 25,000 square feet of cultivation and production capacity in Tempe and Phoenix. The Company acquired all of the issued and outstanding shares of Level Up for aggregate consideration of $31,169,438 which is comprised of $2,000,000 in cash, $15,000,000 in note payable, and 4,739,626 Subordinate Voting Shares at the trading price of $2.99 per share on the acquisition date. As part of the transaction, the Company also received a 40% stake in top-selling brand K.I.N.D. Concentrates, which is currently distributed in over 90% of the dispensaries in Arizona.

PHSL, LLC, d/b/a SugarLeaf Trading Co.

On March 29, 2019, the Company completed the acquisition of PHSL, LLC, d/b/a SugarLeaf Trading Co. (“SugarLeaf”), an adult and medical use cannabis license holder in Seaside, California. The Company acquired 100% of the equity interest for aggregate consideration of $3,000,000 which is comprised of $750,000 in cash and $2,250,000 in note payable.